Long-Term Debt - Summary of Long Term Debt (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Current portion of debt	$ 5,197	$ 512	$ 8,927
Term Loan, net of current portion	218,472	216,024	180,850
Long-term debt, net	223,669	216,536	189,777
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolver	5,000	0	8,500
Term Loans [Member]
Debt Instrument [Line Items]
Current portion of debt	1,772	1,772	1,772
Term Loan And Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Current portion of deferred financing costs	(1,575)	(1,260)	(1,345)
Current portion of debt	5,197	512	8,927
Term Loan, net of current portion	184,661	184,175	183,222
Term A Loan [Member]
Debt Instrument [Line Items]
Debt, outstanding balance	34,648	33,395
Long-term portion of deferred financing costs	(837)	(1,546)	(2,372)
Long-term debt, net	$ 218,472	$ 216,024	$ 180,850